Investments Accounted for by the Equity Method - Schedule of Combined Financial Information of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments
Revenues	$ 14,087	$ 10,573
Cost of sales	(11,138)	(7,708)
Current assets	4,638	2,624
Property, plant and equipment	11,686	11,323
Long-term investments and other assets	273	227
Current liabilities	(3,407)	(2,657)
Other long-term liabilities	(122)	(134)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments
Revenues	50	97
Cost of sales	(26)	(23)
Gross profit	24	74
Current assets	136	206
Property, plant and equipment	9,544	8,571
Long-term investments and other assets	12	3
Current liabilities	(166)	(214)
Other long-term liabilities	$ (14)	$ (12)